Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	77 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000143043
Average Annual Return [Line Items]
Average Annual Return, Percent	12.04%	15.15%		12.41%
C000143044
Average Annual Return [Line Items]
Average Annual Return, Percent	17.99%	15.63%		12.44%
C000148917
Average Annual Return [Line Items]
Average Annual Return, Percent	19.37%	16.96%		13.45%
C000166214
Average Annual Return [Line Items]
Average Annual Return, Percent	19.34%	17.00%		13.47%
C000143046
Average Annual Return [Line Items]
Average Annual Return, Percent	19.13%	16.79%		13.28%
C000143047
Average Annual Return [Line Items]
Average Annual Return, Percent	19.46%	17.02%		13.49%
C000066902
Average Annual Return [Line Items]
Average Annual Return, Percent	2.15%	12.10%		9.77%
C000066903
Average Annual Return [Line Items]
Average Annual Return, Percent	7.59%	12.59%		9.59%
C000066904
Average Annual Return [Line Items]
Average Annual Return, Percent	8.70%	13.76%		10.73%
C000004295
Average Annual Return [Line Items]
Average Annual Return, Percent	8.91%	13.94%		10.90%
C000066914
Average Annual Return [Line Items]
Average Annual Return, Percent	5.93%	11.97%		10.82%
C000066915
Average Annual Return [Line Items]
Average Annual Return, Percent	11.53%	12.46%		10.64%
C000066916
Average Annual Return [Line Items]
Average Annual Return, Percent	12.70%	13.64%		11.79%
C000004313
Average Annual Return [Line Items]
Average Annual Return, Percent	12.88%	13.82%		11.97%
C000115674
Average Annual Return [Line Items]
Average Annual Return, Percent	9.96%	12.72%		11.43%
C000115675
Average Annual Return [Line Items]
Average Annual Return, Percent	15.84%	13.23%		11.26%
C000178405
Average Annual Return [Line Items]
Average Annual Return, Percent	17.09%	14.49%		12.48%
C000115677
Average Annual Return [Line Items]
Average Annual Return, Percent	16.94%	14.37%		12.38%
C000198621
Average Annual Return [Line Items]
Average Annual Return, Percent	17.18%	14.53%		12.48%
C000066905
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.31%)	10.26%		7.63%
C000066906
Average Annual Return [Line Items]
Average Annual Return, Percent	5.02%	10.74%		7.46%
C000178340
Average Annual Return [Line Items]
Average Annual Return, Percent	6.19%	12.02%		8.68%
C000166199
Average Annual Return [Line Items]
Average Annual Return, Percent	6.24%	12.05%		8.73%
C000066907
Average Annual Return [Line Items]
Average Annual Return, Percent	6.10%	11.90%		8.58%
C000004298
Average Annual Return [Line Items]
Average Annual Return, Percent	6.25%	12.08%		8.76%
C000148918
Average Annual Return [Line Items]
Average Annual Return, Percent	22.70%	12.83%		6.79%
C000166215
Average Annual Return [Line Items]
Average Annual Return, Percent	22.78%	12.86%		6.84%
C000143052
Average Annual Return [Line Items]
Average Annual Return, Percent	22.49%	12.65%		6.65%
C000143048
Average Annual Return [Line Items]
Average Annual Return, Percent	22.74%	12.88%		6.85%
C000066910
Average Annual Return [Line Items]
Average Annual Return, Percent	13.29%	10.65%		5.92%
C000066908
Average Annual Return [Line Items]
Average Annual Return, Percent	19.31%	11.14%		5.75%
C000178350
Average Annual Return [Line Items]
Average Annual Return, Percent	20.67%	12.41%		6.95%
C000066909
Average Annual Return [Line Items]
Average Annual Return, Percent	20.57%	12.30%		6.85%
C000004304
Average Annual Return [Line Items]
Average Annual Return, Percent	20.75%	12.47%		7.02%
C000042371
Average Annual Return [Line Items]
Average Annual Return, Percent	12.49%	13.70%		10.26%
C000042372
Average Annual Return [Line Items]
Average Annual Return, Percent	18.51%	14.19%		10.09%
C000178375
Average Annual Return [Line Items]
Average Annual Return, Percent	19.80%	15.45%		11.30%
C000042374
Average Annual Return [Line Items]
Average Annual Return, Percent	19.74%	15.33%		11.20%
C000066919
Average Annual Return [Line Items]
Average Annual Return, Percent	20.05%	15.56%		11.42%
C000043464
Average Annual Return [Line Items]
Average Annual Return, Percent	21.54%	5.92%		5.69%
C000004231
Average Annual Return [Line Items]
Average Annual Return, Percent	28.00%	6.38%		5.52%
C000178285
Average Annual Return [Line Items]
Average Annual Return, Percent	29.51%	7.57%		6.67%
C000166195
Average Annual Return [Line Items]
Average Annual Return, Percent	29.47%	7.61%		6.75%
C000004230
Average Annual Return [Line Items]
Average Annual Return, Percent	29.33%	7.46%		6.58%
C000066900
Average Annual Return [Line Items]
Average Annual Return, Percent	29.52%	7.65%		6.77%
C000089689
Average Annual Return [Line Items]
Average Annual Return, Percent	9.50%	13.03%		11.40%
C000004234
Average Annual Return [Line Items]
Average Annual Return, Percent	15.30%	13.51%		11.22%
C000178286
Average Annual Return [Line Items]
Average Annual Return, Percent	16.57%	14.77%		12.44%
C000004233
Average Annual Return [Line Items]
Average Annual Return, Percent	16.45%	14.66%		12.34%
C000089690
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.33%)	7.56%		6.72%
C000004237
Average Annual Return [Line Items]
Average Annual Return, Percent	1.88%	8.06%		6.59%
C000178295
Average Annual Return [Line Items]
Average Annual Return, Percent	3.00%	9.25%		7.76%
C000004236
Average Annual Return [Line Items]
Average Annual Return, Percent	2.91%	9.15%		7.67%
C000152720
Average Annual Return [Line Items]
Average Annual Return, Percent	15.21%	8.80%		5.56%
C000152721
Average Annual Return [Line Items]
Average Annual Return, Percent	21.28%	9.27%		5.39%
C000178423
Average Annual Return [Line Items]
Average Annual Return, Percent	22.60%	10.49%		6.53%
C000152723
Average Annual Return [Line Items]
Average Annual Return, Percent	22.44%	10.37%		6.44%
C000210287
Average Annual Return [Line Items]
Average Annual Return, Percent	0.65%	9.06%	5.62%
C000210288
Average Annual Return [Line Items]
Average Annual Return, Percent	6.09%	9.54%	5.80%
C000210291
Average Annual Return [Line Items]
Average Annual Return, Percent	7.19%	10.78%	6.98%
C000210293
Average Annual Return [Line Items]
Average Annual Return, Percent	7.12%	10.66%	6.87%
Without Sales Load [Member] | C000143043
Average Annual Return [Line Items]
Average Annual Return, Percent	18.90%	16.52%		13.07%
Without Sales Load [Member] | C000066902
Average Annual Return [Line Items]
Average Annual Return, Percent	8.39%	13.44%		10.42%
Without Sales Load [Member] | C000066914
Average Annual Return [Line Items]
Average Annual Return, Percent	12.36%	13.31%		11.47%
Without Sales Load [Member] | C000115674
Average Annual Return [Line Items]
Average Annual Return, Percent	16.65%	14.07%		12.10%
Without Sales Load [Member] | C000066905
Average Annual Return [Line Items]
Average Annual Return, Percent	5.76%	11.58%		8.27%
Without Sales Load [Member] | C000066910
Average Annual Return [Line Items]
Average Annual Return, Percent	20.20%	11.97%		6.55%
Without Sales Load [Member] | C000042371
Average Annual Return [Line Items]
Average Annual Return, Percent	19.35%	15.05%		10.92%
Without Sales Load [Member] | C000043464
Average Annual Return [Line Items]
Average Annual Return, Percent	28.97%	7.19%		6.32%
Without Sales Load [Member] | C000089689
Average Annual Return [Line Items]
Average Annual Return, Percent	16.17%	14.37%		12.06%
Without Sales Load [Member] | C000089690
Average Annual Return [Line Items]
Average Annual Return, Percent	2.58%	8.84%		7.36%
Without Sales Load [Member] | C000152720
Average Annual Return [Line Items]
Average Annual Return, Percent	22.21%	10.09%		6.18%
Without Sales Load [Member] | C000210287
Average Annual Return [Line Items]
Average Annual Return, Percent	6.85%	10.37%	6.60%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.14%	17.05%		14.39%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.14%	17.05%		14.39%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.14%	17.05%		14.39%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.14%	17.05%		14.39%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.14%	17.05%		14.39%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.14%	17.05%		14.39%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.14%	17.05%		14.39%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.14%	17.05%		14.39%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.14%	17.05%		14.39%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.14%	17.05%		14.39%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.14%	17.05%		14.39%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.14%	17.05%		14.39%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.14%	17.05%		14.39%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.14%	17.05%		14.39%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.14%	17.05%		14.39%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.14%	17.05%		14.39%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.14%	17.05%		14.39%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.14%	17.05%		14.39%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.14%	17.05%		14.39%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.81%	16.74%		14.08%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.81%	16.74%		14.08%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.81%	16.74%		14.08%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.81%	16.74%		14.08%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.81%	16.74%		14.08%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.81%	16.74%		14.08%
MSCI World ex USA Net
Average Annual Return [Line Items]
Average Annual Return, Percent	23.59%	12.74%		7.75%
MSCI World ex USA Net
Average Annual Return [Line Items]
Average Annual Return, Percent	23.59%	12.74%		7.75%
MSCI World ex USA Net
Average Annual Return [Line Items]
Average Annual Return, Percent	23.59%	12.74%		7.75%
MSCI World ex USA Net
Average Annual Return [Line Items]
Average Annual Return, Percent	23.59%	12.74%		7.75%
MSCI World ex USA Net
Average Annual Return [Line Items]
Average Annual Return, Percent	23.59%	12.74%		7.75%
MSCI World ex USA Net
Average Annual Return [Line Items]
Average Annual Return, Percent	23.59%	12.74%		7.75%
MSCI World ex USA Net
Average Annual Return [Line Items]
Average Annual Return, Percent	23.59%	12.74%		7.75%
MSCI World ex USA Net
Average Annual Return [Line Items]
Average Annual Return, Percent	23.59%	12.74%		7.75%
MSCI World ex USA Net
Average Annual Return [Line Items]
Average Annual Return, Percent	23.59%	12.74%		7.75%
MSCI World Net Dividend Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.02%	15.58%		11.79%
MSCI World Net Dividend Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.02%	15.58%		11.79%
MSCI World Net Dividend Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.02%	15.58%		11.79%
MSCI World Net Dividend Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.02%	15.58%		11.79%
MSCI World Net Dividend Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.02%	15.58%		11.79%
MSCI Emerging Markets Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	27.91%	7.46%		7.69%
MSCI Emerging Markets Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	27.91%	7.46%		7.69%
MSCI Emerging Markets Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	27.91%	7.46%		7.69%
MSCI Emerging Markets Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	27.91%	7.46%		7.69%
MSCI Emerging Markets Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	27.91%	7.46%		7.69%
MSCI Emerging Markets Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	27.91%	7.46%		7.69%
S&P 500 Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent	21.45%	17.64%		14.64%
S&P 500 Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent	21.45%	17.64%		14.64%
S&P 500 Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent	21.45%	17.64%		14.64%
S&P 500 Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent	21.45%	17.64%		14.64%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.81%	16.74%		14.08%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.81%	16.74%		14.08%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.81%	16.74%		14.08%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.81%	16.74%		14.08%
MSCI AC World Index ex USA Net
Average Annual Return [Line Items]
Average Annual Return, Percent	24.93%	11.18%		7.67%
MSCI AC World Index ex USA Net
Average Annual Return [Line Items]
Average Annual Return, Percent	24.93%	11.18%		7.67%
MSCI AC World Index ex USA Net
Average Annual Return [Line Items]
Average Annual Return, Percent	24.93%	11.18%		7.67%
MSCI AC World Index ex USA Net
Average Annual Return [Line Items]
Average Annual Return, Percent	24.93%	11.18%		7.67%
MSCI World Net Dividend Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.02%	15.58%	13.65%
MSCI World Net Dividend Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.02%	15.58%	13.65%
MSCI World Net Dividend Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.02%	15.58%	13.65%
MSCI World Net Dividend Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.02%	15.58%	13.65%
Equity Income Fund Linked Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	11.15%	14.28%		10.91%
Equity Income Fund Linked Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	11.15%	14.28%		10.91%
Equity Income Fund Linked Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	11.15%	14.28%		10.91%
Equity Income Fund Linked Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	11.15%	14.28%		10.91%
Sustainable Aware Equity Linked Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	21.14%	16.14%		13.96%
Sustainable Aware Equity Linked Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	21.14%	16.14%		13.96%
Sustainable Aware Equity Linked Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	21.14%	16.14%		13.96%
Sustainable Aware Equity Linked Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	21.14%	16.14%		13.96%
Russell 2000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.41%	11.50%		9.36%
Russell 2000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.41%	11.50%		9.36%
Russell 2000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.41%	11.50%		9.36%
Russell 2000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.41%	11.50%		9.36%
Russell 2000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.41%	11.50%		9.36%
Russell 2000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.41%	11.50%		9.36%
Multifactor International Equity Index (Linked)
Average Annual Return [Line Items]
Average Annual Return, Percent	23.59%	12.74%		7.79%
Multifactor International Equity Index (Linked)
Average Annual Return [Line Items]
Average Annual Return, Percent	23.59%	12.74%		7.79%
Multifactor International Equity Index (Linked)
Average Annual Return [Line Items]
Average Annual Return, Percent	23.59%	12.74%		7.79%
Multifactor International Equity Index (Linked)
Average Annual Return [Line Items]
Average Annual Return, Percent	23.59%	12.74%		7.79%
International Developed Markets Linked Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	23.59%	12.74%		7.79%
International Developed Markets Linked Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	23.59%	12.74%		7.79%
International Developed Markets Linked Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	23.59%	12.74%		7.79%
International Developed Markets Linked Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	23.59%	12.74%		7.79%
International Developed Markets Linked Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	23.59%	12.74%		7.79%
Global Equity Linked Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	22.02%	15.58%		11.82%
Global Equity Linked Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	22.02%	15.58%		11.82%
Global Equity Linked Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	22.02%	15.58%		11.82%
Global Equity Linked Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	22.02%	15.58%		11.82%
Global Equity Linked Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	22.02%	15.58%		11.82%
Emerging Markets Linked Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	27.91%	7.46%		7.64%
Emerging Markets Linked Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	27.91%	7.46%		7.64%
Emerging Markets Linked Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	27.91%	7.46%		7.64%
Emerging Markets Linked Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	27.91%	7.46%		7.64%
Emerging Markets Linked Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	27.91%	7.46%		7.64%
Emerging Markets Linked Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	27.91%	7.46%		7.64%
Russell 2500™ Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.94%	11.84%		9.99%
Russell 2500™ Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.94%	11.84%		9.99%
Russell 2500™ Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.94%	11.84%		9.99%
Russell 2500™ Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.94%	11.84%		9.99%
Tax-Managed International Equity Index (Linked)
Average Annual Return [Line Items]
Average Annual Return, Percent	24.93%	11.18%		7.70%
Tax-Managed International Equity Index (Linked)
Average Annual Return [Line Items]
Average Annual Return, Percent	24.93%	11.18%		7.70%
Tax-Managed International Equity Index (Linked)
Average Annual Return [Line Items]
Average Annual Return, Percent	24.93%	11.18%		7.70%
Tax-Managed International Equity Index (Linked)
Average Annual Return [Line Items]
Average Annual Return, Percent	24.93%	11.18%		7.70%
Tax-Managed Real Assets Blended Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	7.93%	12.21%	6.93%
Tax-Managed Real Assets Blended Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	7.93%	12.21%	6.93%
Tax-Managed Real Assets Blended Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	7.93%	12.21%	6.93%
Tax-Managed Real Assets Blended Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	7.93%	12.21%	6.93%